INTANGIBLE ASSETS (Tables)	12 Months Ended
Mar. 31, 2024
Intangible assets [Abstract]
Disclosure of detailed information about intangible assets

	Note	Development projects	Computer software, licenses and other	Technology	Customer relationships	Brands(i)	Total
Cost:
Balance, at March 31, 2022		$48,613	$68,244	$247,134	$335,642	$156,426	$856,059
Additions		18,060	6,132	—	—	—	24,192
Acquisition of subsidiaries	5	—	7,211	19,713	4,549	9,098	40,571
Disposals		(424)	(7,380)	—	—	—	(7,804)
Exchange and other adjustments		1,973	(18,518)	11,663	8,542	5,511	9,171
Balance, at March 31, 2023		$68,222	$55,689	$278,510	$348,733	$171,035	$922,189
Additions		18,135	11,493	—	—	—	29,628
Acquisition of subsidiaries	5	1,170	1,639	48,920	57,379	29,183	138,291
Disposals		(635)	(2,641)	—	—	—	(3,276)
Exchange and other adjustments		(6,525)	3,476	(12,174)	(60,794)	(390)	(76,407)
Balance, at March 31, 2024		$80,367	$69,656	$315,256	$345,318	$199,828	$1,010,425

		Development projects	Computer software, licenses and other	Technology	Customer relationships	Brands(i)	Total
Amortization:
Balance, at March 31, 2022		$(23,430)	$(47,130)	$(53,507)	$(158,028)	$(5,784)	$(287,879)
Amortization		(3,199)	(15,135)	(25,982)	(29,400)	(2,123)	(75,839)
Disposals		—	7,319	—	—	—	7,319
Exchange and other adjustments		(1,126)	20,068	(181)	3,699	4,960	27,420
Balance, at March 31, 2023		$(27,755)	$(34,878)	$(79,670)	$(183,729)	$(2,947)	$(328,979)
Amortization		(6,493)	(12,364)	(31,172)	(29,547)	(3,487)	(83,063)
Disposals		13	2,594	—	—	—	2,607
Exchange and other adjustments		190	6,563	11,478	60,303	23	78,557
Balance, at March 31, 2024		$(34,045)	$(38,085)	$(99,364)	$(152,973)	$(6,411)	$(330,878)
Net book value:
At March 31, 2024		$46,322	$31,571	$215,892	$192,345	$193,417	$679,547
At March 31, 2023		$40,467	$20,811	$198,840	$165,004	$168,088	$593,210